Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 1,254,000	$ 8,614,480	$ 4,489,292
Receivables, net of allowances from doubtful accounts	25,469,000	5,469,203	6,011,354
Third-party receivables			641,487
Inventory		217,906	113,164
Deposits		637,059	616,725
Deferred tax asset		573,235	353,408
Income taxes receivable		120,604
Other receivables		536,284	266,636
Prepaid expenses		771,858	708,011
Other current assets	9,634,000	18,000	14,613
Total current assets	36,357,000	16,958,629	13,214,690
Property, plant, and equipment, net	57,783,000	18,751,563	18,403,429
Goodwill	147,081,000	9,156,984	9,156,984
Intangible assets, net	18,887,000	544,419	478,594
Other assets	9,501,000
Total assets	269,609,000	45,411,595	41,253,697
LIABILITIES AND EQUITY
Accounts payable	10,984,000	833,503	1,256,537
Accrued liabilities		2,248,722	1,655,890
Accrued payroll and related expenses	12,276,000	3,069,958	2,994,535
Current portion of long-term debt	6,750,000	9,983,599	10,258,654
Current portion of accrued insurance liabilities		379,332	381,318
Third party settlements		78,396
Other current liabilities	6,394,000	1,465,917	1,030,294
Total current liabilities	36,404,000	18,059,427	17,577,228
Deferred tax liability		383,818	308,986
Long-term debt	131,375,000
Other liabilities	24,844,000	419,802	484,625
Accrued insurance liabilities, net of current portion		1,441,877	1,689,527
Total liabilities	192,623,000	20,304,924	20,060,366
Equity:
Member's equity		25,106,671	21,193,331
Common stock, $0.01 par value; 100,000,000 shares authorized; 17,633,116 issued and outstanding as of September 30, 2011	176,000
Additional paid-in capital	105,481,000
Accumulated deficit	(28,671,000)
Total equity	76,986,000
Total liabilities and member's equity	$ 269,609,000	$ 45,411,595	$ 41,253,697